Amount due from/to related parties	12 Months Ended
Jun. 30, 2026
Amount Due Fromto Related Parties
Amount due from/to related parties

14.	Amount due from/to related parties

Amount due from related parties

Amount due from related parties consist of amount due from shareholders. The amounts are non-trade in nature, unsecured, interest-bearing, repayable on demand and is to be settled in cash.

14.	Amount due from/to related parties (continued)

Amount due to related parties

Amount due to related parties consist of amount due to shareholders and directors. The amounts are non-trade in nature, unsecured, interest-bearing, repayable on demand and is to be settled in cash.

Amount due to a related parties represents advances provided to cover various business expenses and other expenditures incurred by the Group in the ordinary course of business.

Basel Medical Group Ltd. and its Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For year ended June 30, 2026 and 2025